INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENT IN FINANCE LEASE [Abstract]
Net Investment in Finance Lease
The Company’s net investment in finance lease consisted of the following (dollars in thousands):

	December 31, 2018	December 31, 2017
Total minimum lease payments receivable	$11,400	$13,200
Estimated unguaranteed residual value of leased asset	4,227	4,227
Unearned finance income	(2,805)	(3,481)
Net Investment in Finance Lease	$12,822	$13,946

Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease
Presented below are the contracted future minimum rental payments due under the non-cancellable finance lease, as of December 31, 2018.

Year ending December 31,	(Dollars in thousands)
2019	$1,800
2020	1,800
2021	1,800
2022	1,800
2023	1,800
Thereafter	2,400
Future minimum rental payments under finance lease	$11,400